Income tax benefits / (expenses) - Summary of income tax (expenses) / benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income tax benefits / (expenses)
Current taxes	€ (44)	€ (2,599)		€ (1,069)
Deferred taxes	15,819	(487)		(2,254)
Income tax benefits / (expenses)	€ 15,775	€ (3,086)	[1]	€ (3,323)	[1]

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).